Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
ASSETS
Cash and cash equivalents		¥ 360	$ 49	¥ 563
Advances to suppliers		7,296	1,000	7,114
Other current assets		1,334	183
Current assets of discontinued operations		76,663	10,508	63,483
Total current assets		85,653	11,740	71,160
Non-current assets:
Non-current assets of discontinued operations				24,380
Total non-current assets				24,380
Total assets		85,653	11,740	95,540
LIABILITIES
Accounts payable		182	25
Amounts due to related parties		4,495		4,065
Short-term debt		44,432	6,090	6,544
Contingent liabilities for payable for asset acquisition		169,267	23,200	165,033
Accrued expenses and other current liabilities		2,375	327	3,456
Current liabilities of discontinued operations		508,326	69,672	489,304
Total liabilities		729,077	99,930	668,402
Commitments and contingencies
SHAREHOLDERS’ DEFICIT:
Additional paid-in capital		2,959,235	405,597	2,954,625
Accumulated deficit		(3,629,980)	(497,530)	(3,558,667)
Accumulated other comprehensive income		25,422	3,467	29,453
Total shareholders’ deficit		(643,424)	(88,190)	(572,862)
Total liabilities and shareholders’ deficit		85,653	11,740	95,540
Class A Ordinary shares
SHAREHOLDERS’ DEFICIT:
Ordinary shares value	[1]	1,727	251	1,727
Class B Ordinary shares
SHAREHOLDERS’ DEFICIT:
Ordinary shares value	[1]	172	25
Related Party
LIABILITIES
Amounts due to related parties		¥ 4,495	$ 616	¥ 4,065

[1]	Retroactively restated to give effect to a share subdivision at a ratio of one-for-one hundredth (100) ordinary shares effective on September 18, 2023 (Note 1).